Taxation - Summary of taxation by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [line items]
Current taxation	€ 2,453	€ 2,432	€ 2,722
Deferred taxation	739	(251)	(1,059)
Effective tax amount	3,192	2,181	1,662
Netherlands
Disclosure of income taxes [line items]
Current taxation	510	454	601
Deferred taxation	323	65	(141)
Effective tax amount	833	519	460
Rest of the world
Disclosure of income taxes [line items]
Current taxation	1,943	1,977	2,121
Deferred taxation	417	(315)	(918)
Effective tax amount	€ 2,359	€ 1,662	€ 1,202